Egypt insurance recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of insurance revenue [abstract]
Egypt insurance recovery	$ 0	$ 59,065
Egypt insurance recovery attributable to Methanex		$ 30,000